Commissions Expense - Summary of Commissions Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 79,185,564	$ 54,318,704	[1]	$ 50,273,998
Commissions related to debt securities trading [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	532,266	887,755		452,043
Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	5,797,270	3,305,593		1,693,799
Commissions paid ATM exchange [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	54,626,184	33,339,818		33,735,470
Checkbooks commissions and clearing houses [Member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	13,416,450	10,607,852		9,396,164
Credit cards and foreign trade commissions [Member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 4,813,394	$ 6,177,686		$ 4,996,522

[1]	See Note 3.